Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	May 02, 2022
Entity Registrant Name	MAINSTAY FUNDS TRUST
Entity Central Index Key	0001469192
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 02, 2022
Document Effective Date	May 02, 2022
Prospectus Date	Aug. 28, 2021
MainStay MacKay Short Term Municipal Fund | Class A2
Prospectus:
Trading Symbol	MSTUX
MainStay MacKay Short Term Municipal Fund | Investor Class
Prospectus:
Trading Symbol	MYTBX
MainStay MacKay Short Term Municipal Fund | Class A
Prospectus:
Trading Symbol	MSTAX
MainStay MacKay Short Term Municipal Fund | Class I
Prospectus:
Trading Symbol	MSTIX
MainStay MacKay Short Term Municipal Fund | Class R6
Prospectus:
Trading Symbol	MSTEX